Related Party Convertible Notes Payable and Derivative Liability (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 08, 2019	Sep. 29, 2016	Dec. 21, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Apr. 30, 2019	Jan. 28, 2019
Related Party Convertible Notes Payable and Derivative Liability (Textual)
Principal amount						$ 50,000	$ 50,000	$ 7,500
Interest rate		6.00%
Notes, maturity date	Jan. 25, 2020
Amortization of debt discount					$ 1,409,790
Aggregate loss on extinguishment of debt					(681,988)
Derivative liabilities					378
Unamortized debt discount					$ 682,366
Convertible Notes Payable [Member]
Related Party Convertible Notes Payable and Derivative Liability (Textual)
Principal amount		$ 3,000,000
Promissory note series due date		Oct. 01, 2017
Shareholders percentage		10.00%
Interest rate		6.00%
Convertible note payable and derivative liability, description		The conversion price of the notes is the lesser of $3.00 per share or eight-five percent (85%) of the lowest per share purchase price of common stock in the next sale of common stock in which the Company receives gross proceeds of an amount greater than or equal to $3,000,000.
Conversion price per share		$ 1.00
Common stock conversion price, description		The accrued interest is payable at the holders' option in cash or shares of our common stock valued at the $1.00 per share conversion price.
Convertible Notes Payable [Member] | Frost Gamma Investments Trust [Member]
Related Party Convertible Notes Payable and Derivative Liability (Textual)
Principal amount		$ 1,500,000	$ 1,500,000
Conversion price per share			$ 0.50
Accrued interest			$ 88,705
Convertible shares			3,177,411
Convertible Notes Payable [Member] | Chief Executive Officer [Member]
Related Party Convertible Notes Payable and Derivative Liability (Textual)
Principal amount		$ 1,500,000	$ 1,500,000
Conversion price per share			$ 0.50
Accrued interest			$ 88,212
Convertible shares			$ 3,000,000